Non Controlling Interests	12 Months Ended
Dec. 31, 2014
Non Controlling Interests
Non Controlling Interests

(16)Non Controlling Interests

Non-controlling interests are summarized as follows:

	December 31,
	2013	2014
	RMB	RMB	US$

Non-controlling interests in Tianwei Yingli	1,428,284	1,329,465	214,271
Non-controlling interests in Yingli Hainan*	116,528	114,457	18,447
Non-controlling interests in Yingli Lixian	34,138	31,298	5,044
Non-controlling interests in Yingli Shenzhen	15,499	24,041	3,875
Non-controlling interests in Yingli Greece	13,886	11,557	1,863
Non-controlling interests in other subsidiaries	10,710	8,227	1,326
	1,619,045	1,519,045	244,826

Non-controlling interests excludes those classified as a liability as discussed in Note (13)

The movements of non-controlling interests during the years ended December 31, 2012, 2013 and 2014 are as follows:

	For the Years Ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
Balance at beginning of year	1,892,464	1,846,905	1,619,045
Add:
Capital contribution to subsidiaries by non-controlling interests*	85,770	—	980
Net loss attributable to non-controlling interests	(127,475)	(110,473)	(101,526)
Share-based compensation	6,671	1,682	—
Currency translation adjustments of subsidiaries	18,726	(4,486)	546
Less:
Profit distribution by a subsidiary	(29,251)	(8,888)	—
Transactions with noncontrolling interest holders	—	(105,695)	—
Balance at the end of year	1,846,905	1,619,045	1,519,045

Prior to FY 2014, Baoding Tianwei Baobian Electric Co., Ltd. (“Tianwei Baobian”), a third party, held 25.99% equity interst in Tianwei Yingli. In May 2014, the Company, Baoding Tianwei Group Co., Ltd.(“ Tianwei Group”), and Tianwei Baobian entered into a new joint venture contract and Tianwei Baobian transferred 7% equity interest in TianweiYingli to Tianwei Group. Under a Sino-foreign equity joint venture company contract with Tianwei Baobian and Tianwei Group, it provides that Tianwei Baobian and/or Tianwei Group will have a right to swap the shares of the Company with the all but not part shares of the non-controlling interest in Tianwei Yingli. The terms of the swap will be discussed separately at the time of the swap. The Company does not account for such share swap until a separate agreement is signed that clearly states the terms and basis of the share swap between the non-controlling shareholders and the Company. Tianwei Baobian and/or Tianwei Group may exercise this subscription right after certain conditions are satisfied following the completion of the Company’s IPO. Tianwei Baobian and/or Tianwei Group’s subscription rights to subscribe for newly issued ordinary shares of the Company in exchange for all but not part of Tianwei Baobian and/or Tianwei Group’s equity interest in TianweiYingli did not have an effect on earnings per share as these rights are contingent upon Tianwei Baobian and/or Tianwei Group obtaining all necessary approvals from relevant PRC government authorities for acquiring our ordinary shares in the future. As of December 31, 2014, Tianwei Baobian and/or Tianwei Group haven’t exercised this subscription right.

Subject to applicable laws in the PRC, the Cayman Islands, any jurisdiction in which our ordinary shares are listed and any jurisdiction in which a qualified securities exchange, including the NYSE, is located and further subject to the listing rules of such exchange, Tianwei Baobian and/or Tianwei Group may exercise the subscription right by sending a written notice to us within one month following the first date on which all conditions listed above are satisfied, accompanied by copies of related approvals and opinion of counsel. Prior to exercising its subscription right, Tianwei Baobian and/or Tianwei Group is required to retain an asset valuation firm reasonably acceptable to us to obtain a valuation of Tianwei Baobian and/or Tianwei Group’s equity interest in Tianwei Yingli in accordance with internationally accepted valuation methods and relevant PRC laws and regulations. The valuation report will need to be acknowledged by both Tianwei Baobian and/or Tianwei Group and us. The number of our new ordinary shares that we are obligated to issue to Tianwei Baobian and/or Tianwei Group upon its exercise of the subscription right will be calculated. Number of new shares to be issued to Tianwei Baobian and/or Tianwei Group = Total number of our shares immediately before the exercise of the subscription right *(Percentage of Tianwei Baobian and/or Tianwei Group’s equity interest in Tianwei Yingli immediately before the exercise of the subscription right/ Percentage of our equity interest in Tianwei Yingli immediately before the exercise of the subscription right)